NEW ENGLAND LIFE INSURANCE COMPANY

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

Supplement Dated July 6, 2020 to

Prospectuses Dated April 30, 1999, May 1, 2000, May 1, 2001, April 28, 2008 and April 30, 2012

Enterprise Executive Advantage

Zenith Executive Advantage 2000

Zenith Executive Advantage Plus

This supplement describes a change to certain information contained in the prospectuses for the above-referenced flexible premium variable life insurance policies (the “Policies”) issued by New England Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Financial, NEF EEA COLI, P.O. Box 7026, Troy, MI 4807-7026, call us at (888) 458-2654 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

COMMUNICATIONS AND PAYMENTS

Effective July 20, 2020, contact information for the Designated Office that administers the Enterprise Executive Advantage, Zenith Executive Advantage 2000 and Zenith Executive Advantage Plus Policies will change. Please use the new contact information listed below. We will continue to accept Policy transactions as received by us at the old address until close of the New York Stock Exchange on October 2, 2020. After this date, Policy transaction requests (including payments and loan repayments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

The Designated Office for various Policy transactions is as follows:

Renewal Premium Payments	New England Life Insurance Company 75 Remittance Drive, Suite 1672 Chicago, IL 60675-1672
Surrenders, Loans, Withdrawals and Sub-Account Transfers	Brighthouse Financial NEF EEA COLI P.O. Box 7026 Troy, MI 48007-7026 (888) 458-2654
Death Claims	Brighthouse Financial NEF EEA COLI P.O. Box 7044 Troy, MI 48007-7044 (888) 458-2654

All Other Policy Transactions and Inquiries	Brighthouse Financial NEF EEA COLI P.O. Box 7026 Troy, MI 48007-7026 (888) 458-2654

This change does not affect any of your contractual provisions. All rights and benefits you have with your Policy remain the same.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE